NATURE OF OPERATIONS (Details Narrative)						3 Months Ended		6 Months Ended			12 Months Ended
	Feb. 23, 2017 USD ($) $ / shares shares	Dec. 06, 2016 $ / shares shares	Sep. 21, 2016 USD ($) $ / shares shares	Sep. 20, 2016 $ / shares shares	Aug. 24, 2016	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 20, 2017 USD ($) Number $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 19, 2016 USD ($) $ / shares	Dec. 23, 2015 USD ($) $ / shares shares	Sep. 14, 2015 $ / shares	Apr. 14, 2015 USD ($)	Sep. 22, 2014 USD ($)
Reverse stock-split			1-for-200	1-for-200	1-for-200			Approved a 1-for-200 reverse stock-split which was effected on September 21, 2016.			Approved a 1-for-200 reverse stock-split which was effected on September 21, 2016.
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001
Common stock, issued | shares			200	200		2,528,061		2,528,061			1,941,061	512,405
Common stock, outstanding | shares			200	200		2,528,061		2,528,061			1,941,061	512,405
Proceeds from issuance of private placement								$ 2,981,300
Value of shares issued								2,981,300
Estimated Expenses								5,930,000
Accumulated deficit						$ (71,426,000)		(71,426,000)			$ (68,533,800)	$ (62,592,900)
Net loss from operations						$ (1,420,000)	$ (690,000)	(2,855,900)		(1,314,700)	(3,766,800)	(2,649,800)
Net cash used in operating activities								$ 1,601,100		$ 1,339,900	2,978,400	$ 2,156,400
Accrued interest											$ 317,000
Warrants [Member]
Warrant exercise price (in dollars per share) | $ / shares											$ 50.41
Warrant Six [Member]
Warrant exercise price (in dollars per share) | $ / shares						$ 1,800.00		$ 1,800.00			1,800.00
Warrant Five [Member]
Warrant exercise price (in dollars per share) | $ / shares											200.00
Warrant Four [Member]
Warrant exercise price (in dollars per share) | $ / shares						55.00		55.00			55.00
Warrant Three [Member]
Warrant exercise price (in dollars per share) | $ / shares						50.00		50.00			50.00
Warrant Two [Member]
Warrant exercise price (in dollars per share) | $ / shares						10.00		10.00			10.00
Warrant One [Member]
Warrant exercise price (in dollars per share) | $ / shares						9.44		$ 9.44			9.44
Maximum [Member]
Reverse stock-split								1-for-200				1-for-200
Minimum [Member]
Reverse stock-split								1-for-10				1-for-10
Eleven Accredited Investors [Member] | Private Placement [Member]
Common stock purchase price (in dollars per share) | $ / shares									$ 6.25
Proceeds from issuance of private placement									$ 2,981,250
Number of accredited investors | Number									13
Number of common stock issued | shares									477,000
Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Number of common shares purchased | shares		10,000,000
Agreement term		30 months
Common stock purchase price (in dollars per share) | $ / shares	$ 7.25	$ 0.50
Description of purchase notice

Amount equal to 50,000 shares and the closing sale price of the Company's stock is greater than $0.50 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for the Company’s common stock traded on its principal market on the VWAP Purchase Date.

Proceeds from issuance of private placement	$ 145,000
Value of shares issued	$ 145,000
Number of common stock issued | shares	20,000
Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Commitment Shares [Member]
Number of common shares purchased | shares		80,000
Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Maximum [Member]
Number of shares sold per day | shares		50,000
Second Amended Note & Warrant Agreement [Member] | Secured Convertible Promissory Notes ( December 2015 Notes) [Member]
Debt face value														$ 1,000,000
Accrued interest														$ 317,000
Debt conversion price (in dollars per share) | $ / shares														$ 5.00
Second Amended Note & Warrant Agreement [Member] | Warrants [Member]
Debt face value														$ 6,000,000
Number of shares called | shares														1,263,406
Debt conversion price (in dollars per share) | $ / shares														$ 0.25
Warrant exercise price (in dollars per share) | $ / shares														$ 0.05
Second Amended Note & Warrant Agreement [Member] | Note Warrant [Member]
Number of shares called | shares														3,000,000
Debt conversion price (in dollars per share) | $ / shares														$ 50.00
Second Amended Note & Warrant Agreement [Member] | Maximum [Member] | Warrants [Member]
Warrant exercise price (in dollars per share) | $ / shares						1,800		$ 1,800			1,800
Second Amended Note & Warrant Agreement [Member] | Minimum [Member] | Warrants [Member]
Warrant exercise price (in dollars per share) | $ / shares						$ 9.44		$ 9.44			$ 9.44
Second Omnibus Amendment [Member]
Debt face value													$ 6,000,000
Accrued interest			$ 317,000
Debt conversion price (in dollars per share) | $ / shares			$ 5.00										$ 5.00
Second Omnibus Amendment [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Debt face value													$ 6,000,000
Accrued interest													$ 316,965
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Debt face value																	$ 2,500,000
Accrued interest														$ 121,900
Amendment Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Debt face value																$ 3,000,000
Debt conversion price (in dollars per share) | $ / shares															$ 10.00